Derivative Liabilities	3 Months Ended
Mar. 31, 2013
Derivative Liabilities [Abstract]
Derivative Liabilities

Note 8 – Derivative Liabilities

Derivative liability - December 31, 2012	-
Derivative liabilities acquired in merger	1,445,141
Fair value mark to market adjustment for convertible instruments	(213,220)
Fair value at the commitment date for convertible instruments	522,413
Derivative liability - March 31, 2013	$1,754,334

The Company records debt discount to the extent of the gross proceeds raised, any excess amount is recorded as a derivative expense. The Company recorded a derivative expense of $312,413 and $0for the three months ended March 31, 2013 and 2012.

The fair value at the commitment and re-measurement dates for the Company’s derivative liabilities were based upon the following management assumptions as of March 31, 2013:

	Commitment Date	Remeasurement Date

Expected dividends:	0%	0%
Expected volatility:	393% - 520%	209% - 469%
Expected term:	0.75 - 1 year	0.01 - 1.01 year
Risk free interest rate:	0.07% - 0.17%	0.04% - 0.14%